STATEMENTS OF CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 319,847,701	$ 45,943,248	¥ 1,264,025,785
Short-term investments	437,279,026	62,811,202	685,512,063
Investments in equity securities	207,007,926	29,734,828	307,693,782
Accounts receivable, net of allowance for doubtful accounts of RMB6,433,215 and RMB22,420,168 (USD3,220,456) as of December 31, 2018 and 2019 respectively	99,701,226	14,321,185	64,864,184
Amounts due from related parties	31,739,731	4,559,127	228,600
Prepaid rent	18,794,665	2,699,685	4,478,413
Inventories	2,537,717	364,520	2,547,729
Other current assets	66,004,017	9,480,884	53,969,039
Loans receivable, net	82,312,201	11,823,407	67,196,568
Total current assets	1,265,224,210	181,738,086	2,450,516,163
Restricted cash	22,312,522	3,204,993	3,300,000
Long-term time deposits	560,000,000	80,438,967	60,000,000
Loans receivable, net	121,563,742	17,461,539	39,352,863
Property and equipment, net	614,936,505	88,330,102	222,389,573
Intangible assets, net	496,280,316	71,286,207	27,213,391
Goodwill	100,078,236	14,375,339	5,787,068
Long-term investments	398,637,701	57,260,723	112,219,460
Other assets	76,957,992	11,054,324	25,701,523
Deferred tax assets	160,488,193	23,052,687	133,300,966
TOTAL ASSETS	3,816,479,417	548,202,967	3,079,781,007
Current liabilities:
Short-term debt	60,000,000	8,618,461	60,000,000
Accounts payable	15,296,042	2,197,139	9,182,058
Advance from customers	40,105,627	5,760,813	36,370,325
Amounts due to related parties	3,518,031	505,334	285,578
Salary and welfare payable	42,650,527	6,126,365	42,767,219
Deferred rent	5,179,664	744,012	4,421,427
Deferred revenue	231,925,272	33,313,981	210,585,604
Accrued expenses and other current liabilities	302,448,361	43,443,989	241,407,979
Income tax payable	93,909,177	13,489,208	104,988,638
Total current liabilities	795,032,701	114,199,302	710,008,828
Deferred rent	17,821,686	2,559,925	20,519,682
Deferred revenue	410,807,248	59,008,769	380,173,585
Other long-term liabilities	118,112,511	16,965,801	96,573,810
Deferred tax liabilities	195,303,547	28,053,599	43,538,624
Unrecognized tax benefits	261,641,717	37,582,481	169,619,409
Total liabilities	1,798,719,410	258,369,877	1,420,433,938
Shareholders’ equity:
Additional paid-in capital	1,152,108,217	165,489,991	1,003,026,803
Retained earnings	308,698,533	44,341,770	252,617,450
Accumulated other comprehensive income	65,300,854	9,379,881	62,367,692
Total GreenTree Hospitality Group Ltd. shareholders’ equity	1,861,168,513	267,340,130	1,650,968,022
Noncontrolling interests	156,591,494	22,492,960	8,379,047
Total shareholders’ equity	2,017,760,007	289,833,090	1,659,347,069
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,816,479,417	548,202,967	3,079,781,007
Common Class A
Shareholders’ equity:
Ordinary shares, value	219,526,699	31,533,037	217,421,867
Common Class B
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 16,595,451	¥ 115,534,210